REMUNERATION OF KEY MANAGEMENT PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2017
Key Management Personnel [Abstract]
Compensation for key management personnel
Compensation for key management personnel (including Directors) was as follows:

For the years ended December 31	2017	2016
Salaries and short-term employee benefits[1]	$20	$19
Post-employment benefits[2]	3	2
Share-based payments and other[3]	12	17
	$35	$38
[1] Includes annual salary and annual short-term incentives/other bonuses earned in the year.
[2] Represents Company contributions to retirement savings plans.
[3] Relates to stock option, RSU, PGSU and PRSU grants and other compensation.